Related Party Transactions - Schedule of Material Related Party Transactions (Details)	12 Months Ended
Dec. 31, 2025
Mr. Zhao Jishuang [Member]
Schedule of Material Related Party Transactions [Line Items]
Related party transactions, Relationship	A major shareholder of the Company
Mr. Guo Yupeng [Member]
Schedule of Material Related Party Transactions [Line Items]
Related party transactions, Relationship	A major shareholder of the Company
Mr. Peng Siguang [Member]
Schedule of Material Related Party Transactions [Line Items]
Related party transactions, Relationship	A major shareholder of the Company
Met Chain Co., Limited [Member]
Schedule of Material Related Party Transactions [Line Items]
Related party transactions, Relationship	An associate company of the company